Long-Term Debt - Additional Information - Revolvers (Detail) - Revolving Credit Facility [Member]	6 Months Ended
Jun. 30, 2015 USD ($) CreditFacility
Debt Instrument [Line Items]
Number of credit facilities | CreditFacility	2
Borrowings provided under revolving credit facilities	$ 322,500,000
Undrawn amount of revolving credit facilities	$ 137,100,000
Months required to repay all borrowings	12 months
Debt instrument collateral, description	The revolving credit facilities are collateralized by first-priority mortgages granted on four of the Partnership's vessels, together with other related security, and include a guarantee from the Partnership or its subsidiaries of all outstanding amounts.
Remainder of 2015 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers	$ 13,300,000
2016 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers	27,300,000
2017 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers	28,200,000
2018 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers	$ 253,700,000